Taxes - Operating taxes and levies - Developments in tax disputes and audits - Spain (Details) - Orange Espagne [member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Tax adjustment related to business activity tax	€ 55
Contingent tax payable	€ 32